PIA High Yield (MACS) Fund
Schedule of Investments - August 31, 2023 (Unaudited)

Shares/ Principal Amount		Value

	Common Stocks —0.1%
	Building Materials — 0.1%
2,996	Northwest Hardwoods (c)(d)	$179,760
	Total Common Stocks (Cost $137,017)	179,760

	Corporate Bonds — 94.5%
	Aerospace/Defense — 2.2%
	F-Brasile SpA / F-Brasile US LLC
$1,775,000	7.375%, 08/15/2026 (a)	1,631,413
	Triumph Group, Inc.
1,500,000	9.000%, 03/15/2028 (a)	1,506,047
		3,137,460
	Agriculture — 1.0%
	Vector Group Ltd.
1,700,000	5.750%, 02/01/2029 (a)	1,480,730

	Airlines — 1.1%
	VistaJet Malta Finance PLC / Vista Management Holding, Inc.
1,925,000	6.375%, 02/01/2030 (a)	1,579,842

	Auto Manufacturers — 1.2%
	PM General Purchaser LLC
1,750,000	9.500%, 10/01/2028 (a)	1,683,850

	Auto Parts & Equipment — 1.0%
	Dornoch Debt Merger Sub, Inc.
1,650,000	6.625%, 10/15/2029 (a)	1,425,180

	Building Materials — 5.0%
	Eco Material Technologies, Inc.
1,525,000	7.875%, 01/31/2027 (a)	1,488,431
	Knife River Corp.
1,560,000	7.750%, 05/01/2031 (a)	1,596,893
	MIWD Holdco II LLC / MIWD Finance Corp.
1,475,000	5.500%, 02/01/2030 (a)	1,240,211
	New Enterprise Stone & Lime Co., Inc.
1,400,000	5.250%, 07/15/2028 (a)	1,293,204
	Smyrna Ready Mix Concrete LLC
1,650,000	6.000%, 11/01/2028 (a)	1,585,991
		7,204,730
	Chemicals — 10.0%
	ASP Unifrax Holdings, Inc.
1,877,000	5.250%, 09/30/2028 (a)	1,279,946
	GPD Cos., Inc.
1,650,000	10.125%, 04/01/2026 (a)	1,550,429
	Herens Holdco Sarl
1,500,000	4.750%, 05/15/2028 (a)	1,153,647
	Iris Holdings, Inc.
1,705,000	9.500% PIK, 8.750%, 02/15/2026 (a)(b)	1,600,575
	Mativ Holdings, Inc.
1,810,000	6.875%, 10/01/2026 (a)	1,641,063
	Polar US Borrower LLC / Schenectady International Group, Inc.
1,730,000	6.750%, 05/15/2026 (a)	950,786
	Rain Carbon, Inc.
1,475,000	12.250%, 09/01/2029 (a)	1,521,168
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, 05/01/2028 (a)	899,935
765,000	6.625%, 05/01/2029 (a)	675,809
	SCIL IV LLC / SCIL USA Holdings LLC
1,450,000	5.375%, 11/01/2026 (a)	1,358,951
	SK Invictus Intermediate II Sarl
2,000,000	5.000%, 10/30/2029 (a)	1,629,353
		14,261,662
	Coal — 1.1%
	SunCoke Energy, Inc.
1,815,000	4.875%, 06/30/2029 (a)	1,546,055

	Commercial Services — 9.5%
	Alta Equipment Group, Inc.
1,550,000	5.625%, 04/15/2026 (a)	1,435,936
	APi Group DE, Inc.
1,285,000	4.125%, 07/15/2029 (a)	1,110,611
	Cimpress PLC
1,925,000	7.000%, 06/15/2026	1,806,420
	CPI CG, Inc.
1,404,000	8.625%, 03/15/2026 (a)	1,363,144
	NESCO Holdings II, Inc.
1,500,000	5.500%, 04/15/2029 (a)	1,357,450
	PROG Holdings, Inc.
1,600,000	6.000%, 11/15/2029 (a)	1,437,728
	StoneMor, Inc.
1,970,000	8.500%, 05/15/2029 (a)	1,645,767
	VT Topco, Inc.
1,490,000	8.500%, 08/15/2030 (a)	1,513,847
	WASH Multifamily Acquisition, Inc.
2,049,000	5.750%, 04/15/2026 (a)	1,902,070
		13,572,973
	Distribution/Wholesale — 1.2%
	Windsor Holdings III LLC
1,695,000	8.500%, 06/15/2030 (a)	1,704,512

	Diversified Financial Services — 1.3%
	Burford Capital Global Finance LLC
700,000	6.250%, 04/15/2028 (a)	644,984
1,255,000	6.875%, 04/15/2030 (a)	1,140,274
		1,785,258
	Engineering & Construction — 3.4%
	Brand Industrial Services, Inc.
1,475,000	10.375%, 08/01/2030 (a)	1,522,982
	Brundage-Bone Concrete Pumping Holdings, Inc.
1,550,000	6.000%, 02/01/2026 (a)	1,489,519
	Railworks Holdings LP / Railworks Rally, Inc.
1,885,000	8.250%, 11/15/2028 (a)	1,805,263
		4,817,764
	Entertainment — 2.2%
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
2,175,000	5.875%, 09/01/2031 (a)	1,683,668
	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
1,625,000	6.625%, 03/01/2030 (a)	1,433,900
		3,117,568
	Food — 2.4%
	B&G Foods, Inc.
1,400,000	5.250%, 04/01/2025	1,367,804
	H-Food Holdings LLC / Hearthside Finance Co., Inc.
1,400,000	8.500%, 06/01/2026 (a)	556,563
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
1,925,000	4.625%, 03/01/2029 (a)	1,602,921
		3,527,288
	Food Service — 1.4%
	TKC Holdings, Inc.
600,000	6.875%, 05/15/2028 (a)	543,018
1,850,000	10.500%, 05/15/2029 (a)	1,537,165
		2,080,183
	Forest Products & Paper — 1.0%
	Mercer International, Inc.
1,725,000	5.125%, 02/01/2029	1,412,684

	Healthcare-Services — 4.6%
	Fortrea Holdings, Inc.
1,500,000	7.500%, 07/01/2030 (a)	1,471,874
	Heartland Dental LLC / Heartland Dental Finance Corp.
1,300,000	8.500%, 05/01/2026 (a)	1,223,541
775,000	10.500%, 04/30/2028 (a)	783,719
	Kedrion SpA
1,950,000	6.500%, 09/01/2029 (a)	1,667,250
	ModivCare Escrow Issuer, Inc.
1,900,000	5.000%, 10/01/2029 (a)	1,402,960
		6,549,344
	Household Products/Wares — 0.8%
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
1,250,000	5.000%, 12/31/2026 (a)	1,167,050

	Internet — 0.9%
	ION Trading Technologies Sarl
1,500,000	5.750%, 05/15/2028 (a)	1,318,565

	Iron/Steel — 1.1%
	TMS International Corp./DE
1,875,000	6.250%, 04/15/2029 (a)	1,567,288

	Leisure Time — 1.1%
	Lindblad Expeditions Holdings, Inc.
1,500,000	9.000%, 05/15/2028 (a)	1,542,690

	Machinery-Diversified — 4.1%
	GrafTech Finance, Inc.
1,785,000	4.625%, 12/15/2028 (a)	1,402,832
	Husky III Holding Ltd.
700,000	13.750% PIK, 13.000%, 02/15/2025 (a)(b)	700,000
	JPW Industries Holding Corp.
1,837,000	9.000%, 10/01/2024 (a)	1,737,994
	OT Merger Corp.
1,651,000	7.875%, 10/15/2029 (a)	1,085,182
	Titan Acquisition Ltd. / Titan Co.-Borrower LLC
950,000	7.750%, 04/15/2026 (a)	924,312
		5,850,320
	Media — 4.2%
	Audacy Capital Corp.
1,400,000	6.750%, 03/31/2029 (a)	14,000
	Beasley Mezzanine Holdings LLC
2,150,000	8.625%, 02/01/2026 (a)	1,423,028
	Spanish Broadcasting System, Inc.
2,000,000	9.750%, 03/01/2026 (a)	1,391,366
	Univision Communications, Inc.
1,375,000	4.500%, 05/01/2029 (a)	1,184,895
350,000	7.375%, 06/30/2030 (a)	339,004
	Urban One, Inc.
1,862,000	7.375%, 02/01/2028 (a)	1,620,786
		5,973,079
	Metal Fabricate/Hardware — 1.1%
	Park-Ohio Industries, Inc.
1,795,000	6.625%, 04/15/2027	1,571,316

	Mining — 0.4%
	Arsenal AIC Parent LLC
550,000	8.000%, 10/01/2030 (a)	561,798

	Miscellaneous Manufacturer — 2.2%
	Calderys Financing LLC
1,600,000	11.250%, 06/01/2028 (a)	1,641,940
	FXI Holdings, Inc.
795,000	12.250%, 11/15/2026 (a)	715,500
942,000	12.250%, 11/15/2026 (a)	845,340
		3,202,780
	Office/Business Equipment — 2.0%
	Pitney Bowes, Inc.
2,000,000	6.875%, 03/15/2027 (a)	1,511,900
	Xerox Holdings Corp.
1,650,000	5.500%, 08/15/2028 (a)	1,436,480
		2,948,380
	Oil & Gas — 0.4%
	Ensign Drilling, Inc.
525,000	9.250%, 04/15/2024 (a)	522,912

	Oil & Gas Services — 4.5%
	Bristow Group, Inc.
1,800,000	6.875%, 03/01/2028 (a)	1,685,358
	CSI Compressco LP / CSI Compressco Finance, Inc.
1,675,000	7.500%, 04/01/2025 (a)	1,628,653
	Enerflex Ltd.
1,600,000	9.000%, 10/15/2027 (a)	1,593,518
	Welltec International ApS
1,600,000	8.250%, 10/15/2026 (a)	1,620,969
		6,528,498
	Packaging & Containers — 3.8%
	Clearwater Paper Corp.
1,550,000	4.750%, 08/15/2028 (a)	1,352,902
	LABL, Inc.
1,350,000	5.875%, 11/01/2028 (a)	1,223,177
325,000	9.500%, 11/01/2028 (a)	334,919
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
1,325,000	4.375%, 10/15/2028 (a)	1,177,140
	Trident TPI Holdings, Inc.
1,325,000	12.750%, 12/31/2028 (a)	1,379,791
		5,467,929
	Pipelines — 9.8%
	Genesis Energy LP / Genesis Energy Finance Corp.
175,000	8.000%, 01/15/2027	172,681
1,450,000	7.750%, 02/01/2028	1,411,822
	Global Partners LP / GLP Finance Corp.
500,000	7.000%, 08/01/2027	492,950
1,175,000	6.875%, 01/15/2029	1,111,444
	ITT Holdings LLC
2,029,000	6.500%, 08/01/2029 (a)	1,833,080
	Martin Midstream Partners LP / Martin Midstream Finance Corp.
1,535,000	11.500%, 02/15/2028 (a)	1,554,445
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,675,000	7.500%, 02/01/2026 (a)	1,666,081
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
1,475,000	5.750%, 04/15/2025	1,358,578
1,375,000	9.000%, 10/15/2026 (a)	1,328,113
	TransMontaigne Partners LP/TLP Finance Corp.
1,736,000	6.125%, 02/15/2026	1,492,665
	Venture Global LNG, Inc.
1,625,000	8.125%, 06/01/2028 (a)	1,640,629
		14,062,488
	REITs — 1.0%
	Iron Mountain, Inc.
250,000	5.000%, 07/15/2028 (a)	231,789
1,325,000	5.250%, 07/15/2030 (a)	1,195,263
		1,427,052
	Retail — 2.3%
	Ferrellgas LP / Ferrellgas Finance Corp.
1,875,000	5.875%, 04/01/2029 (a)	1,656,826
	Staples, Inc.
1,885,000	7.500%, 04/15/2026 (a)	1,561,480
		3,218,306
	Software — 1.8%
	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
1,625,000	4.625%, 05/01/2028 (a)	1,403,230
	Rocket Software, Inc.
1,450,000	6.500%, 02/15/2029 (a)	1,204,805
		2,608,035
	Transportation — 2.2%
	First Student Bidco, Inc. / First Transit Parent, Inc.
1,900,000	4.000%, 07/31/2029 (a)	1,617,701
	Rand Parent LLC
1,600,000	8.500%, 02/15/2030 (a)	1,525,438
		3,143,139
	Water — 1.2%
	Solaris Midstream Holdings LLC
1,750,000	7.625%, 04/01/2026 (a)	1,721,752
	Total Corporate Bonds (Cost $147,706,666)	135,290,460

	Money Market Fund — 3.5%
4,963,846	Fidelity Government Portfolio, Institutional Class, 5.201% (e)	4,963,846
	Total Money Market Fund (Cost $4,963,846)	4,963,846
	Total Investments (Cost 152,807,529) — 98.1%	140,434,066
	Other Assets in Excess of Liabilities — 1.9%	2,707,501
	Total Net Assets — 100.00%	$143,141,567
	Percentages are stated as a percent of net assets.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $123,092,095 of 86.0% total net assets.

(b)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(c)	Non-income producing security.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of Fund's valuation designee. Value determined using significant unobservable inputs. As of August 31, 2023, the total value of fair valued securities was $179,760 or 0.1% of total net assets.

(e)	Rate shown represents the 7-day annualized yield as of August 31, 2023.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Common Stocks	$–	$–	$179,760	$179,760
Total Common Stocks	–	–	179,760	179,760
Fixed Income Securities
Corporate Bonds	–	135,290,460	–	135,290,460
Total Fixed Income Securities	–	135,290,460	–	135,290,460
Money Market Fund	4,963,846	–	–	4,963,846
Total Investments	$4,963,846	$135,290,460	$179,760	$140,434,066

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.

Level 3 Reconciliation Disclosure
	Investments in Securities, at Value
	Common Stock	Corporate Bonds
Balance as of November 30, 2022	$239,680	$199,500
Accrued discounts/premiums	-	2,583
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	(59,920)	497,917
Purchases	-	-
Sales	-	(700,000)
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2023	$179,760	$-

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2023, and still classified as Level 3 was $437,997.